Organization, Plan of Business Operations and Liquidity (Details Textual) (USD $)	6 Months Ended		12 Months Ended		30 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Assets Held-in-trust	$ 33,462,180			$ 33,462,180
Common Stock Market Price	$ 7.75			$ 7.75
Assets Held In Trust Maturity Description				An amount of $33,462,180 (including the $2,310,000 of proceeds from the sale of Insider Warrants) was placed in a trust account ( Trust Account'') and is being held in cash in lieu of being invested in United States treasuries having a maturity of 180 days or less until the earlier of (i) the consummation of the Company's first Business Combination, (ii) the Company's failure to consummate a Business Combination within the prescribed time and (iii) the Common Stock trades at or below $7.75 per share, subject to certain criteria contained in the 10b5-1 plan, prior to the announcement of a Business Combination. A Business Combination was announced on September 19, 2012, terminating the 10b5-1 plan
Stock Repurchased During Period, Shares				665,000
Purchase of shares under 10b5-1 plan	5,189,108	0	0	5,189,108	5,189,108
Common Stock, Voting Rights				The Memorandum and Articles of Association of the Company provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a "group" (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting rights with respect to an aggregate of more than 10% of the ordinary shares sold in the Offering (but only with respect to the amount over 10% of the ordinary shares sold in the Offering). Accordingly, all shares sold in the Offering beneficially owned by a Public Shareholder (or Shareholders if they are acting in a group) in excess of 10% shall be voted by the Company’s management in favor of a Business Combination. A "group" will be deemed to exists if Public Shareholders (i) file a Schedule 13D or 13G indicated the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company ("Initial Shareholders"), have waived any redemption rights they may have in connection with the Business Combination.
Temporary Equity, Redemption Price Per Share			$ 8.22		$ 8.22
Maximum Shareholding For Seeking Redemption			525,636		525,636
Termination Fee			2,500,000
Proceeds From Issuance Of Private Placement		0	0	2,310,000	2,310,000
Additional Proceeds From Initial Public Offering				822,180
Business Combination Not Consummated Description				The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Offering (‘‘Public Shareholders’’) with the opportunity to redeem their public shares for a pro rata share of the Trust Account. In the event that shareholders owning more than 46.2% (as adjusted for purchases under the Company’s 10b5-1 Plan and the Tender Offer – see “Note 9 – Subsequent Events”) of the shares sold in the Offering exercise their redemption rights described below (provided, however, a potential target may make it a closing condition to the Business Combination that the Company have a certain amount of cash in excess of the minimum amount the Company is required to have pursuant to its organizational documents available at the time of closing, effectively reducing the redemption threshold in connection with the Business Combination or requiring the Company to obtain an alternative source of funding), and solely if the Company seeks a vote of its shareholders in connection with a Business Combination, a majority vote against the Business Combination, the Business Combination will not be consummated.
Net Proceeds From Issuance Initial Public Offering				$ 30,566,234